Submission	Nov. 03, 2026
Submission [Line Items]
Central Index Key	0001787306
Registrant Name	Arcutis Biotherapeutics, Inc.
Registration File Number	333-293736
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES